Contract liabilities and other advances (Tables)	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Schedule of contract liabilities

	Within one year		More than one year
	December 31,		December 31,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	29,433	21,203	58,451	7,743
Total contract liabilities	29,433	21,203	58,451	7,743

Other advances
Grants	959	1,889	—	—
Joint Operations	8,420	6,870	719	8,616
Total other advances	9,379	8,759	719	8,616

Total contract liabilities and other advances	38,812	29,962	59,170	16,359

Schedule of movement in contract liabilities and other advances
A reconciliation of the movement in contract assets and accrued grant income for the Group is as follows:

	January 1, 2022	Recognised as income	Deductions	Foreign Exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaborations	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176

	January 1, 2021	Recognised as income	Deductions	December 31, 2021
	£’000	£’000	£’000	£’000
Grants	—	126	—	126
Collaborations	143	567	(531)	179
Total contract assets and accrued grant income	143	693	(531)	305
A reconciliation of the movement in contract liabilities and other advances is as follows:

	January 1, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2021 is as follows:

	January 1, 2021	Additions	Acquired as part of acquisition	Recognised in the income statement	Foreign exchange	December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	2,336	1,198	114	(1,757)	(2)	1,889
Revenue generating collaborations	7,970	29,186	186	(8,393)	(3)	28,946
Joint Operations	—	16,253	—	(767)	—	15,486
Total contract liabilities and other advances	10,306	46,637	300	(10,917)	(5)	46,321